ACCOUNTS RECEIVABLE - RELATED PARTIES, NET (Details) $ in Thousands	Dec. 31, 2022 USD ($)
ACCOUNTS RECEIVABLE - RELATED PARTIES, NET
Balance of Accounts Receivable - Related Parties	$ 1,144
Bad debt allowance of Accounts Receivable - Related Parties	$ 0